Annual Total Returns[BarChart] - Government Money Market Portfolio - Government Money Market Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.14%	0.15%	0.10%	0.07%	0.01%	0.13%	0.60%	1.54%	1.94%	0.31%